UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HM Capital Management, LLC
Address: 8235 Forsyth Blvd., Suite 540
         Clayton, MO  63105

13F File Number:  028-11951

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew E. Kopsky
Title:
Phone:     314-746-1770

Signature, Place, and Date of Signing:

  /s/ Matthew E. Kopsky     Clayton, MO     August 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $38,944 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101      584    36825 SH       SOLE                    36825        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109      317    12500 SH       SOLE                    12500        0        0
CIGNA CORP                     COM              125509109      635    12257 SH       SOLE                    12257        0        0
EMERSON ELEC CO                COM              291011104      331     5864 SH       SOLE                     5864        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206       76    10000 SH       SOLE                    10000        0        0
EXPRESS SCRIPTS INC            COM              302182100      491     9101 SH       SOLE                     9101        0        0
GENERAL ELECTRIC CO            COM              369604103      329    17442 SH       SOLE                    17442        0        0
GRAFTECH INTL LTD              COM              384313102      203    10000 SH       SOLE                    10000        0        0
HERSHEY CO                     COM              427866108      239     4200 SH       SOLE                     4200        0        0
ISHARES TR                     S&P 100 IDX FD   464287101     7802   132798 SH       SOLE                   132798        0        0
ISHARES TR                     S&P 500 INDEX    464287200      383     2877 SH       SOLE                     2877        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457      283     3360 SH       SOLE                     3360        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     2294    38122 SH       SOLE                    38122        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     3628    53120 SH       SOLE                    53120        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     3389    55643 SH       SOLE                    55643        0        0
ISHARES TR                     S&P GLO INFRAS   464288372      450    12050 SH       SOLE                    12050        0        0
ISHARES TR                     MSCI VAL IDX     464288877      207     3955 SH       SOLE                     3955        0        0
KANSAS CITY SOUTHERN           COM NEW          485170302      534     9000 SH       SOLE                     9000        0        0
MARRIOTT INTL INC NEW          CL A             571903202      753    21219 SH       SOLE                    21219        0        0
METROPCS COMMUNICATIONS INC    COM              591708102      172    10000 SH       SOLE                    10000        0        0
PEPSICO INC                    COM              713448108      235     3346 SH       SOLE                     3346        0        0
PFIZER INC                     COM              717081103      431    20904 SH       SOLE                    20904        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104      719    12600 SH       SOLE                    12600        0        0
POWERSHS DB US DOLLAR INDEX    DOLL INDX BULL   73936D107      288    13658 SH       SOLE                    13658        0        0
PROSHARES TR                   PSHS SHRT S&P500 74347R503     1113    27225 SH       SOLE                    27225        0        0
RACKSPACE HOSTING INC          COM              750086100      408     9520 SH       SOLE                     9520        0        0
SAVVIS INC                     COM NEW          805423308      466    11842 SH       SOLE                    11842        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      225    13635 SH       SOLE                    13635        0        0
SOLUTIA INC                    COM NEW          834376501      229    10000 SH       SOLE                    10000        0        0
SOUTHWEST AIRLS CO             COM              844741108      354    31115 SH       SOLE                    31115        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     4257    32270 SH       SOLE                    32270        0        0
TORTOISE ENERGY INFRSTRCTR C   COM              89147L100      427    11221 SH       SOLE                    11221        0        0
TYSON FOODS INC                CL A             902494103      404    20877 SH       SOLE                    20877        0        0
UNION PAC CORP                 COM              907818108      371     3560 SH       SOLE                     3560        0        0
US BANCORP DEL                 COM NEW          902973304      295    11534 SH       SOLE                    11534        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769     4841    70770 SH       SOLE                    70770        0        0
WASTE MGMT INC DEL             COM              94106L109      781    21037 SH       SOLE                    21037        0        0